Basis of preparation and significant accounting policies (Details Narrative) € in Thousands		12 Months Ended
	Jun. 06, 2022 USD ($)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 30, 2024 USD ($)	Nov. 27, 2023 USD ($)	Jul. 07, 2023 USD ($)	Dec. 31, 2020 EUR (€)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		€ 860		€ 5,239	€ 7,681				€ 58,007
Accumulated deficit		(222,793)		(191,777)
Operating loss		(115)		€ (442)	€ (2,690)
Directors [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		1,200
Short-term investments		300
Accumulated deficit		222,800
Operating loss		€ 167,000
Belike nominees pty ltd [Member]
IfrsStatementLineItems [Line Items]
Senior convertible notes | $							$ 20,000,000
Belike nominees pty ltd [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Drawn down Amount | $						$ 1,150,000
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Commissions | $			$ 100,000
At The Market Issuance Sales Agreement [Member]
IfrsStatementLineItems [Line Items]
Aggregate offering price | $	$ 30,000,000
Net proceeds | $			6,398,264
At The Market Issuance Sales Agreement [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Aggregate amount | $								$ 10,000,000
Number of shares sold | shares		1,103,368
Net proceeds | $			$ 3,300,000
Research and development expenditure		€ 1,600